Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues		¥ 539,568	$ 77,157	¥ 515,822	¥ 537,435
Cost of revenues		136,654	19,542	153,422	174,208
Gross Profit		402,914	57,615	362,400	363,227
Operating expenses:
General and administrative expenses		126,090	18,031	261,638	437,821
Impairment loss on long-lived assets		0	0	35,127	0
Loss from operations		(54,845)	(7,844)	(357,559)	(669,321)
Interest income		8,053	1,152	12,212	17,956
Loss before income taxes		(53,790)	(7,693)	(340,741)	(651,301)
Income tax expenses		1,556	223	5,885	2,388
Net loss		(55,346)	(7,916)	(346,626)	(653,689)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments		(4,089)	(585)	3,485	4,189
Total comprehensive loss		(59,435)	(8,501)	¥ (343,141)	(649,500)
Parent Company [Member]
Revenues	¥ 0	0	0		0
Cost of revenues	0	0	0		0
Gross Profit	0	0	0		0
Operating expenses:
General and administrative expenses	(13,128)	(9,123)	(1,306)		(11,616)
Impairment loss on long-lived assets	(102)	0	0		0
Share of losses in subsidiaries, the VIE and the VIE's subsidiaries	(337,078)	(50,457)	(7,215)		(645,522)
Total operating expenses	(350,308)	(59,580)	(8,521)		(657,138)
Loss from operations	(350,308)	(59,580)	(8,521)		(657,138)
Interest income	4,021	4,234	605		3,811
Other expense, net	(339)	0	0		(362)
Loss before income taxes	(346,626)	(55,346)	(7,916)		(653,689)
Income tax expenses	0	0	0		0
Net loss	(346,626)	(55,346)	(7,916)		(653,689)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	3,485	(4,089)	(585)		4,189
Total comprehensive loss	¥ (343,141)	¥ (59,435)	$ (8,501)		¥ (649,500)